Related Party Transactions - Summary of Components of the Capital Contributions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
Stock-based compensation	$ 131	$ 37	$ 377	$ 116
Other allocated corporate costs	0	85	295	246
Cash	0	14,612	210	19,446
Total capital contributions from Amprius Holdings	$ 131	$ 14,734	$ 882	$ 19,808